WASATCH FUNDS TRUST

Supplement dated October 2, 2014 to the

Statement of Additional Information dated June 4, 2014

Investor Class

Wasatch Core Growth Fund® - Investor Class (WGROX)

Wasatch Emerging India Fund™ - Investor Class (WAINX)

Wasatch Emerging Markets Select Fund™ - Investor Class (WAESX)

Wasatch Emerging Markets Small Cap Fund® - Investor Class (WAEMX)

Wasatch Frontier Emerging Small Countries Fund™ - Investor Class (WAFMX)

Wasatch Global Opportunities Fund® - Investor Class (WAGOX)

Wasatch Heritage Growth Fund® - Investor Class (WAHGX)

Wasatch International Growth Fund® - Investor Class (WAIGX)

Wasatch International Opportunities Fund® - Investor Class (WAIOX)

Wasatch Large Cap Value Fund® - Investor Class (FMIEX)

Wasatch Long/Short Fund® - Investor Class (FMLSX)

Wasatch Micro Cap Fund® - Investor Class (WMICX)

Wasatch Micro Cap Value Fund® - Investor Class (WAMVX)

Wasatch Small Cap Growth Fund® - Investor Class (WAAEX)

Wasatch Small Cap Value Fund® - Investor Class (WMCVX)

Wasatch Strategic Income Fund® - Investor Class (WASIX),

Wasatch Ultra Growth Fund® - Investor Class (WAMCX)

Wasatch World Innovators Fund® - Investor Class (WAGTX)

Wasatch–1st Source Income Fund® - Investor Class (FMEQX)

Wasatch-Hoisington U.S. Treasury Fund® - Investor Class (WHOSX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (“SAI”) for Investor Class shares dated June 4, 2014. You should retain this Supplement and SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective as of October 1, 2014, the trustee table in the section “Management of the Trust-Management Information” beginning on page 35 is hereby supplemented with the following:

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office[1]and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees during Past 5 Years[2]

Independent Trustees

Kristen M. Fletcher 505 Wakara Way 3rd Floor Salt Lake City, UT 84108 Age 61	Trustee	Indefinite Served as Trustee since October 2014	Director Utah Symphony/Utah Opera since 2005; Director, Woodlands Commercial Bank 2009 –2012; Chairman and CEO, ABN AMRO, Inc. and U.S. Country Representative, ABN AMRO Bank, NV from 2002-2004.	20	Director, Woodlands Commercial Bank 2009 – 2012; Director Utah Symphony/Utah Opera since 2005

1.

A Trustee may serve until his/her death, resignation, removal or retirement. Each Independent Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years.

2.

Directorships are those held by a Trustee in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act.

Effective as of October 1, 2014, the third sentence in the second paragraph in the section “Management of the Trust-Leadership Structure and the Board of Trustees-Board Leadership Structure” on page 37 is hereby deleted in its entirety and replaced with the following:

Accordingly, Messrs. Jensen, Croft and Rinne, Ms. Allison and Ms. Fletcher are each members of the Audit Committee with Ms. Allison serving as Chair.

Effective as of October 1, 2014, the third sentence in the third paragraph in the section “Management of the Trust-Leadership Structure and the Board of Trustees-Board Leadership Structure” on page 37 is hereby deleted in its entirety and replaced with the following:

Accordingly, Messrs. Jensen, Croft and Rinne, Ms. Allison and Ms. Fletcher are each members of the Nominating Committee with Mr. Croft serving as Chair.

Effective as of October 1, 2014, the section “Management of the Trust-Leadership Structure and the Board of Trustees- Information about Each Trustee’s Qualification, Experience, Attributes or Skills” beginning on page 38 is hereby supplemented with the following:

Kristen M. Fletcher. Ms. Fletcher’s experience, skills and education qualify her to serve as a Trustee of the Trust. Kristen M. Fletcher, a disinterested Trustee of the Trust, was appointed to serve as a Trustee of the Trust effective October 1, 2014, has over 35 years of experience in commercial and investment banking, and over five years of service on private and non-profit boards of directors. Since 2005, Ms. Fletcher has been and currently is a member of the Executive Committee of the Utah Symphony/Utah Opera Board of Directors, serves on the Governance, Finance and Strategic Planning Committees, and is the Chair of the Investment Committee overseeing the organization’s endowment. From 2009 -2012, Ms. Fletcher served as a Director of Woodlands Commercial Bank a.k.a. Lehman Brothers Commercial Bank, where she also served as Chairman of its Finance Committee, and a member of its Audit Committee and its Special Committee of independent Board members formed to negotiate settlement terms with the Lehman Brothers bankruptcy estate. From 2002-2004, Ms. Fletcher served as the Chairman and CEO of ABN AMRO, Inc., ABN AMRO Bank’s U.S. broker-dealer, and was the head of ABN AMRO North America Wholesale Client Services, which was accountable for regulatory relationships and local implementation of ABN AMRO strategy related to large corporate and institutional clients. From 2000 to 2004, Ms. Fletcher served as Corporate Managing Director/Executive Vice President for the Global Trade & Advisory Group of ABN AMRO Bank, NV, in Amsterdam, Netherlands. From 1993 to 1999, Ms. Fletcher served as Senior Vice President of the North American Trade Group of ABN AMRO Bank NV, where she was the Head of Structured Trade Finance, and subsequently all trade finance, for ABN AMRO North America, including LaSalle Bank. Prior to her tenure at ABN AMRO, Ms. Fletcher served in various capacities at First Interstate Bank, Ltd./Standard Chartered Bank, Export-Import Bank of the U.S., and Wells Fargo Bank. Ms. Fletcher received her Bachelor of Arts in government from Hamilton College (Kirkland College) in 1975, and her Master of Science in accounting from Georgetown University in 1984. Ms. Fletcher also served as an intern to the United States Senate in 1974 and to the United States Chamber of Commerce in 1976.

Effective as of October 1, 2014, the trustee ownership table in section “Management of the Trust-Trustees’ Fund Holdings” beginning on page 40 is hereby supplemented with the following:

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustees in Family of Investment Companies
Independent Trustees
Kristen M. Fletcher		$1-$10,000
Frontier Emerging Small Countries Fund	$1-$10,000
All other Funds	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated October 2, 2014 to the

Statement of Additional Information dated January 31, 2014

Institutional Class

Wasatch Core Growth Fund®-Institutional Class shares (WIGRX)

Wasatch Emerging Markets Select Fund™-Institutional Class shares (WIESX)

Wasatch Large Cap Value Fund®-Institutional Class shares (WILCX)

Wasatch Small Cap Value Fund®-Institutional Class shares (WICVX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (“SAI”) for Institutional Class shares dated January 31, 2014. You should retain this Supplement and SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective as of October 1, 2014, the trustee table in the section “Management of the Trust-Management Information” beginning on page 29 is hereby supplemented with the following:

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office[1]and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees during Past 5 Years[2]

Independent Trustees

Kristen M. Fletcher 505 Wakara Way 3rd Floor Salt Lake City, UT 84108 Age 61	Trustee	Indefinite Served as Trustee since October 2014	Director Utah Symphony/Utah Opera since 2005; Director, Woodlands Commercial Bank 2009 –2012; Chairman and CEO, ABN AMRO, Inc. and U.S. Country Representative, ABN AMRO Bank, NV from 2002-2004.	20	Director, Woodlands Commercial Bank 2009 – 2012; Director Utah Symphony/Utah Opera since 2005

1.

A Trustee may serve until his/her death, resignation, removal or retirement. Each Independent Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years.

2.

Directorships are those held by a Trustee in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act.

Effective as of October 1, 2014, the third sentence in the second paragraph in the section “Management of the Trust-Leadership Structure and the Board of Trustees-Board Leadership Structure” on page 31 is hereby deleted in its entirety and replaced with the following:

Accordingly, Messrs. Jensen, Croft and Rinne, Ms. Allison and Ms. Fletcher are each members of the Audit Committee with Ms. Allison serving as Chair.

Effective as of October 1, 2014, the third sentence in the third paragraph in the section “Management of the Trust-Leadership Structure and the Board of Trustees-Board Leadership Structure” beginning on page 31 is hereby deleted in its entirety and replaced with the following:

Accordingly, Messrs. Jensen, Croft and Rinne, Ms. Allison and Ms. Fletcher are each members of the Nominating Committee with Mr. Croft serving as Chair.

Effective as of October 1, 2014, the section “Management of the Trust-Leadership Structure and the Board of Trustees- Information about Each Trustee’s Qualification, Experience, Attributes or Skills” beginning on page 32 is hereby supplemented with the following:

Kristen M. Fletcher. Ms. Fletcher’s experience, skills and education qualify her to serve as a Trustee of the Trust. Kristen M. Fletcher, a disinterested Trustee of the Trust, was appointed to serve as a Trustee of the Trust effective October 1, 2014, has over 35 years of experience in commercial and investment banking, and over five years of service on private and non-profit boards of directors. Since 2005, Ms. Fletcher has been and currently is a member of the Executive Committee of the Utah Symphony/Utah Opera Board of Directors, serves on the Governance, Finance and Strategic Planning Committees, and is the Chair of the Investment Committee overseeing the organization’s endowment. From 2009 -2012, Ms. Fletcher served as a Director of Woodlands Commercial Bank a.k.a. Lehman Brothers Commercial Bank, where she also served as Chairman of its Finance Committee, and a member of its Audit Committee and its Special Committee of independent Board members formed to negotiate settlement terms with the Lehman Brothers bankruptcy estate. From 2002-2004, Ms. Fletcher served as the Chairman and CEO of ABN AMRO, Inc., ABN AMRO Bank’s U.S. broker-dealer, and was the head of ABN AMRO North America Wholesale Client Services, which was accountable for regulatory relationships and local implementation of ABN AMRO strategy related to large corporate and institutional clients. From 2000 to 2004, Ms. Fletcher served as Corporate Managing Director/Executive Vice President for the Global Trade & Advisory Group of ABN AMRO Bank, NV, in Amsterdam, Netherlands. From 1993 to 1999, Ms. Fletcher served as Senior Vice President of the North American Trade Group of ABN AMRO Bank NV, where she was the Head of Structured Trade Finance, and subsequently all trade finance, for ABN AMRO North America, including LaSalle Bank. Prior to her tenure at ABN AMRO, Ms. Fletcher served in various capacities at First Interstate Bank, Ltd./Standard Chartered Bank, Export-Import Bank of the U.S., and Wells Fargo Bank. Ms. Fletcher received her Bachelor of Arts in government from Hamilton College (Kirkland College) in 1975, and her Master of Science in accounting from Georgetown University in 1984. Ms. Fletcher also served as an intern to the United States Senate in 1974 and to the United States Chamber of Commerce in 1976.

Effective as of October 1, 2014, the trustee ownership table in section “Management of the Trust-Trustees’ Fund Holdings” beginning on page 34 is hereby supplemented with the following:

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustees in Family of Investment Companies
Independent Trustees
Kristen M. Fletcher		$1-$10,000
Core Growth Fund	None
Emerging Markets Select Fund	None
Large Cap Value Fund	None
Small Cap Value Fund	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated October 2, 2014 to the

Statement of Additional Information dated January 31, 2014

Institutional Class

Wasatch Long/Short Fund®

Institutional Class shares (WILSX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (“SAI”) for Institutional Class shares dated January 31, 2014. You should retain this Supplement and SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective as of October 1, 2014, the trustee table in the section “Management of the Trust-Management Information” beginning on page 28 is hereby supplemented with the following:

Name, Address and Age	Position(s) Held with Wasatch Funds	Term of Office[1]and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees during Past 5 Years[2]

Independent Trustees

Kristen M. Fletcher 505 Wakara Way 3rd Floor Salt Lake City, UT 84108 Age 61	Trustee	Indefinite Served as Trustee since October 2014	Director Utah Symphony/Utah Opera since 2005; Director, Woodlands Commercial Bank 2009 –2012; Chairman and CEO, ABN AMRO, Inc. and U.S. Country Representative, ABN AMRO Bank, NV from 2002-2004.	20	Director, Woodlands Commercial Bank 2009 – 2012; Director Utah Symphony/Utah Opera since 2005

1.

A Trustee may serve until his/her death, resignation, removal or retirement. Each Independent Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years.

2.

Directorships are those held by a Trustee in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act.

Effective as of October 1, 2014, the third sentence in the second paragraph in the section “Management of the Trust-Leadership Structure and the Board of Trustees-Board Leadership Structure” on page 30 is hereby deleted in its entirety and replaced with the following:

Accordingly, Messrs. Jensen, Croft and Rinne, Ms. Allison and Ms. Fletcher are each members of the Audit Committee with Ms. Allison serving as Chair.

Effective as of October 1, 2014, the third sentence in the third paragraph in the section “Management of the Trust-Leadership Structure and the Board of Trustees-Board Leadership Structure” on page 30 is hereby deleted in its entirety and replaced with the following:

Accordingly, Messrs. Jensen, Croft and Rinne, Ms. Allison and Ms. Fletcher are each members of the Nominating Committee with Mr. Croft serving as Chair.

Effective as of October 1, 2014, the section “Management of the Trust-Leadership Structure and the Board of Trustees- Information about Each Trustee’s Qualification, Experience, Attributes or Skills” beginning on page 31 is hereby supplemented with the following:

Kristen M. Fletcher. Ms. Fletcher’s experience, skills and education qualify her to serve as a Trustee of the Trust. Kristen M. Fletcher, a disinterested Trustee of the Trust, was appointed to serve as a Trustee of the Trust effective October 1, 2014, has over 35 years of experience in commercial and investment banking, and over five years of service on private and non-profit boards of directors. Since 2005, Ms. Fletcher has been and currently is a member of the Executive Committee of the Utah Symphony/Utah Opera Board of Directors, serves on the Governance, Finance and Strategic Planning Committees, and is the Chair of the Investment Committee overseeing the organization’s endowment. From 2009 -2012, Ms. Fletcher served as a Director of Woodlands Commercial Bank a.k.a. Lehman Brothers Commercial Bank, where she also served as Chairman of its Finance Committee, and a member of its Audit Committee and its Special Committee of independent Board members formed to negotiate settlement terms with the Lehman Brothers bankruptcy estate. From 2002-2004, Ms. Fletcher served as the Chairman and CEO of ABN AMRO, Inc., ABN AMRO Bank’s U.S. broker-dealer, and was the head of ABN AMRO North America Wholesale Client Services, which was accountable for regulatory relationships and local implementation of ABN AMRO strategy related to large corporate and institutional clients. From 2000 to 2004, Ms. Fletcher served as Corporate Managing Director/Executive Vice President for the Global Trade & Advisory Group of ABN AMRO Bank, NV, in Amsterdam, Netherlands. From 1993 to 1999, Ms. Fletcher served as Senior Vice President of the North American Trade Group of ABN AMRO Bank NV, where she was the Head of Structured Trade Finance, and subsequently all trade finance, for ABN AMRO North America, including LaSalle Bank. Prior to her tenure at ABN AMRO, Ms. Fletcher served in various capacities at First Interstate Bank, Ltd./Standard Chartered Bank, Export-Import Bank of the U.S., and Wells Fargo Bank. Ms. Fletcher received her Bachelor of Arts in government from Hamilton College (Kirkland College) in 1975, and her Master of Science in accounting from Georgetown University in 1984. Ms. Fletcher also served as an intern to the United States Senate in 1974 and to the United States Chamber of Commerce in 1976.

Effective as of October 1, 2014, the trustee ownership table in section “Management of the Trust-Trustees’ Fund Holdings” on page 33 is hereby supplemented with the following:

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustees in Family of Investment Companies
Independent Trustees
Kristen M. Fletcher		$1-$10,000
Long/Short Fund	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE